iShares®

iShares Trust

iShares, Inc.

Supplement dated July 1, 2016

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the iShares MSCI All Peru Capped ETF, iShares MSCI Brazil Capped ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile Capped ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel Capped ETF, iShares MSCI Philippines ETF, iShares MSCI Poland Capped ETF, iShares MSCI Qatar Capped ETF, iShares MSCI Russia Capped ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea Capped ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand Capped ETF, iShares MSCI Turkey ETF and iShares MSCI UAE Capped ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for each Fund.

Effective July 1, 2016, the following paragraph replaces similar language in the Investment Adviser section of the Prospectus for each Fund.

Effective July 1, 2016, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Peru Capped ETF, iShares MSCI Brazil Capped ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile Capped ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel Capped ETF, iShares MSCI Philippines ETF, iShares MSCI Poland Capped ETF, iShares MSCI Qatar Capped ETF, iShares MSCI Russia Capped ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea Capped ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand Capped ETF, iShares MSCI Turkey ETF and iShares MSCI UAE Capped ETF. The aggregate management fee is calculated as follows: 0.74% per annum of the aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over

$4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion. Based on assets of the iShares funds enumerated above as of June 30, 2016, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.63%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective of July 1, 2016, the following paragraph replaces similar language in the Investment Adviser section of the SAI for each Fund.

Effective July 1, 2016, for its investment advisory services to certain of the Funds included in this SAI, BFA is entitled to receive a management fee from each Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the following iShares funds: iShares MSCI All Peru Capped ETF, iShares MSCI Brazil Capped ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI Chile Capped ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Israel Capped ETF, iShares MSCI Philippines ETF, iShares MSCI Poland Capped ETF, iShares MSCI Qatar Capped ETF, iShares MSCI Russia Capped ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea Capped ETF, iShares MSCI Taiwan ETF, iShares MSCI Thailand Capped ETF, iShares MSCI Turkey ETF and iShares MSCI UAE Capped ETF. The aggregate management fee is calculated as follows: 0.74% per annum of aggregate net assets less than or equal to $2.0 billion, plus 0.69% per annum of the aggregate net assets over $2.0 billion, up to and including $4.0 billion, plus 0.64% per annum of the aggregate net assets over $4.0 billion, up to and including $8.0 billion, plus 0.57% per annum of the aggregate net assets over $8.0 billion, up to and including $16.0 billion, plus 0.51% per annum of the aggregate net assets over $16.0 billion, up to and including $24.0 billion, plus 0.48% per annum of the aggregate net assets over $24.0 billion, up to and including $32.0 billion, plus 0.45% per annum of the aggregate net assets in excess of $32.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-BP1-0716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 1, 2016

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

for the iShares MSCI India ETF (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI.

Effective July 1, 2016, the following paragraph replaces similar language in the Investment Adviser section of the Fund’s Prospectus.

Effective July 1, 2016, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.6500% per annum of the aggregate net assets less than or equal to $4.0 billion, plus 0.6175% per annum of the aggregate net assets over $4.0 billion, up to and including $6 billion, plus 0.5867% per annum of the aggregate net assets in excess of $6.0 billion. Based on assets of the Fund as of June 30, 2016, for its investment advisory services to the Fund, BFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.65%. BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

Effective July 1, 2016, the following paragraph is added in the Investment Adviser section of the Fund’s SAI.

Effective July 1, 2016, for its investment advisory services to the iShares MSCI India ETF, BFA is entitled to receive a management fee from the Fund based on the aggregate average daily net assets of the Fund. The aggregate management fee is calculated as follows: 0.6500% per annum of the aggregate net assets less than or equal to $4.0 billion, plus 0.6175% per annum of the aggregate net assets over $4.0 billion, up to and including $6 billion, plus 0.5867% per annum of the aggregate net assets in excess of $6.0 billion.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-INDA-0716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 1, 2016

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the

iShares iBoxx $ High Yield Corporate Bond ETF and

iShares J.P. Morgan USD Emerging Markets Bond ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for each Fund.

Effective July 1, 2016, the following paragraphs replace similar language in the Investment Adviser section of the Prospectus and SAI for each Fund.

iShares iBoxx $ High Yield Corporate Bond ETF

Effective July 1, 2016, for its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to receive a management fee from the iShares iBoxx $ High Yield Corporate Bond ETF corresponding to the iShares iBoxx $ High Yield Corporate Bond ETF’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares J.P. Morgan USD Emerging Markets Bond ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $19 billion	0.5000%
Greater than $19 billion up to $33 billion	0.4750%
Greater than $33 billion up to $47 billion	0.4513%
Greater than $47 billion	0.4287%

iShares J.P. Morgan USD Emerging Markets Bond ETF

Effective July 1, 2016, for its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to receive a management fee from the iShares J.P. Morgan USD Emerging Markets Bond ETF corresponding to the iShares J.P. Morgan USD Emerging

Markets Bond ETF’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares J.P. Morgan USD Emerging Markets Bond ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $19 billion	0.6000%
Greater than $19 billion up to $33 billion	0.5700%
Greater than $33 billion up to $47 billion	0.5415%
Greater than $47 billion	0.5145%

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-BP2-0716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated July 1, 2016

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) for each of the

iShares Europe ETF, iShares International Select Dividend ETF and iShares MSCI EAFE Small-Cap ETF

(each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and SAI for each Fund.

Effective July 1, 2016, the following paragraphs replace similar language in the Investment Adviser section of the Prospectus and SAI for each Fund.

iShares Europe ETF

Effective July 1, 2016, for its investment advisory services to the iShares Europe ETF, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Europe ETF, iShares International Select Dividend ETF and iShares MSCI EAFE Small-Cap ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $12 billion	0.6000%
Greater than $12 billion up to $18 billion	0.5700%
Greater than $18 billion up to $24 billion	0.5415%
Greater than $24 billion	0.5145%

iShares International Select Dividend ETF

Effective July 1, 2016, for its investment advisory services to iShares International Select Dividend ETF, BFA is entitled to receive a management fee from the iShares International Select Dividend ETF corresponding to the iShares International Select Dividend ETF’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Europe ETF, iShares MSCI EAFE Small-Cap ETF and the iShares International Select Dividend ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $12 billion	0.5000%
Greater than $12 billion up to $18 billion	0.4750%
Greater than $18 billion up to $24 billion	0.4513%
Greater than $24 billion	0.4287%

iShares MSCI EAFE Small-Cap ETF

Effective July 1, 2016, for its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to receive a management fee from the Fund corresponding to the Fund’s allocable portion of an aggregate management fee based on the aggregate average daily net assets of the iShares Europe ETF, iShares International Select Dividend ETF and iShares MSCI EAFE Small-Cap ETF (“Combined Funds”). The aggregate management fee is calculated as follows:

Average Daily Net Assets of Combined Funds	Rate of Management Fee
First $12 billion	0.4000%
Greater than $12 billion up to $18 billion	0.3800%
Greater than $18 billion up to $24 billion	0.3610%
Greater than $24 billion	0.3430%

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-BP3-0716

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE